Taxes (Tables)	6 Months Ended
Apr. 30, 2026
Taxes [Abstract]
Schedule of Income Taxes Expenses Benefit
	For The Six Months Ended April 30,
	2026	2025
	USD	USD
Current income tax expense	370	19,812
Deferred income tax expense	(44,211)	(20,182)
Total	(43,841)	(370)

Schedule of Reconciled to the Income Before Income Taxes

Per the consolidated statements of income and comprehensive income, the income tax expenses for the Company can be reconciled to the income before income taxes for the six months ended April 30, 2026 and 2025 as follows:

	For The Six Months Ended April 30,
	2026	2025
	USD	USD
Income before income tax provision	564,087	174,800
PRC statutory tax rate	25%	25%
Income tax computed at PRC statutory tax rate	141,022	43,700
Preferential tax treatments	(176,122)	(47,547)
Non-deductible expense	188	3,781
Additional deduction for research and development expenses	(9,289)	-
Tax-exempted income	(1,129)	(304)
Tax effect of unused tax losses not recognised	1,489	-
Total	(43,841)	(370)

Schedule of Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of April 30, 2026 and October 31, 2025 and as follows:

	April 30, 2026	October 31, 2025
Deferred tax assets
Expected credit loss	$39,693	$20,171
Net operating loss carry-forward	$82,225	$52,877
Less: valuation allowance	8,398	6,665
Total	$113,520	$66,383